Supplement to the

Fidelity Asset Manager® 20%

Fidelity Asset Manager 50%

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2007

Fidelity Asset Manager 70% is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 34.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of the funds and all references to Mr. Habermann in the "Management Contracts" section beginning on page 37 are no longer applicable.

FFMB-08-03 October 30, 2008
1.473233.120

Supplement to the

Fidelity Advisor Asset Manager 20%

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Asset Manager 20%

Fidelity Advisor Asset Manager 50%

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Asset Manager 50%

Fidelity Advisor Asset Manager® 70%

Class A, Class T, Class B, Class C, and Institutional Class

Fidelity Advisor Asset Manager 85%

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Asset Manager 85%

Funds of Fidelity® Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2007

Fidelity Advisor Asset Manager 70% reorganized into Fidelity Asset Manager 70% on September 26, 2008. This Statement of Additional Information dated November 29, 2007 is no longer applicable for Fidelity Advisor Asset Manager 70%.

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of the funds and all references to Mr. Habermann in the "Management Contracts" section beginning on page 32 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 32.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

AAM/AAMIB-08-03 October 30, 2008
1.848940.103

Supplement to the

Fidelity Asset Manager® 30%

Fidelity Asset Manager 40%

Fidelity Asset Manager 60%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 3, 2007

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of each fund and all references to Mr. Habermann in the "Management Contracts" section beginning on page 28 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 28.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

TFSB-08-02 October 30, 2008
1.870921.101

Supplement to the

Fidelity Advisor Asset Manager® 30% Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Asset Manager® 30%

Fidelity Advisor Asset Manager 40% Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Asset Manager 40%

Fidelity Advisor Asset Manager 60% Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Asset Manager 60%

Funds of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

October 3, 2007

Effective July 1, 2008, Richard Habermann no longer serves as co-manager of each fund and all references to Mr. Habermann in the "Management Contracts" section beginning on page 28 are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 28.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

ATFS/ATFSIB-08-02 October 30, 2008
1.870922.101

Supplement to the

Fidelity Advisor Asset ManagerSM 70%

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Asset Manager® 70%

A Fund of Fidelity® Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

September 21, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 25.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

AAM70-AAM70IB-08-01 October 30, 2008
1.881214.100

Supplement to the

Fidelity® Broad Market Opportunities Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

November 29, 2007

The following information supplements similar information found in the "Management Contract" section beginning on page 27.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

Effective July 1, 2008, Richard Habermann no longer serves as manager of the fund. The following information replaces similar information in the "Management Contract" section beginning on page 30.

Derek Young is the portfolio manager of Broad Market Opportunities and receives compensation for his services. Henry Jaung is the assistant portfolio manager of Broad Market Opportunities and receives compensation for his services. As of September 30, 2007, (July 31, 2008 for Mr. Young) portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Broad Market Opportunities is linked to the fund's pre-tax investment performance relative to the performance of the Dow Jones Wilshire 5000 Composite Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

BMOB-08-02 October 30, 2008
1.876858.101

The following table provides information relating to other accounts managed by Mr. Young as of July 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	18	7	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 36,507	$ 747	$ 2,461
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Broad Market Opportunities ($4 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of July 31, 2008, the dollar range of shares of Broad Market Opportunities beneficially owned by Mr. Young was none.

Supplement to the

Fidelity® Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2007

The following information supplements similar information found in the "Management Contract" section on page 34.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

GBLB-08-01 October 30, 2008
1.850948.101